Commitments and Contingencies - Summary of Operating Lease Balances (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Commitments and Contingencies.
Operating lease costs	$ 32,000.0	$ 46,400	$ 100,000	$ 100,000	$ 200,000	$ 200,000
Right-of-use asset	$ 332,000		$ 332,000		$ 400,000	$ 536,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liability	$ 142,000		$ 142,000		$ 139,000	$ 134,000
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Compensation And Non-financing Liabilities		Accrued Compensation And Non-financing Liabilities		Accrued Compensation And Non-financing Liabilities	Accrued Compensation And Non-financing Liabilities
Non-current operating lease liability	$ 211,000		$ 211,000		$ 283,000	$ 422,000
Total operating lease liability	$ 353,000		$ 353,000		$ 422,000	$ 556,000